February 22, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

		RE:  Merrill Lynch Growth Fund
		Post-Effective Amendment No. 20 to the
		Registration Statement on Form N-1A
		(Securities Act File No. 33-10794, Investment
		Company Act No. 811-04934)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
	(the "1933 Act"), Merrill Lynch Growth Fund (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would
	have been filed pursuant to Rule 497(c) under the 1933 Act would not have
	differed from that contained in Post-Effective Amendment No. 20 to the Fund's
	Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 20 to the Fund's Registration
	Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 16, 2001.

Very truly yours,

Merrill Lynch Growth Fund



______________________
Lori A. Martin
Secretary of the Fund